Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

January 31, 2020

Dates Covered
Collections Period	01/01/20 - 01/31/20
Interest Accrual Period	01/15/20 - 02/17/20
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/19	993,186,084.58	46,478
Yield Supplement Overcollateralization Amount 12/31/19	40,268,673.20	0
Receivables Balance 12/31/19	1,033,454,757.78	46,478
Principal Payments	33,319,776.47	743
Defaulted Receivables	1,030,042.18	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/20	38,429,669.34	0
Pool Balance at 01/31/20	960,675,269.79	45,700

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.77%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	5,744,076.83	253
Past Due 61-90 days	1,997,801.37	86
Past Due 91-120 days	352,050.23	20
Past Due 121+ days	0.00	0
Total	8,093,928.43	359

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	440,284.77
Aggregate Net Losses/(Gains) - January 2020	589,757.41
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.21%
Second Prior Net Losses Ratio	0.16%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	11,047,765.60
Actual Overcollateralization	11,047,765.60
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.44%
Weighted Average Remaining Term	58.26

Flow of Funds	$ Amount

Collections	37,791,657.57
Investment Earnings on Cash Accounts	5,533.26
Servicing Fee	(861,212.30)
Transfer to Collection Account	-
Available Funds	36,935,978.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,563,207.40
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,889,174.82
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,047,765.60
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,144,030.71

Total Distributions of Available Funds	36,935,978.53

Servicing Fee	861,212.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 01/15/20	981,764,444.61
Principal Paid	32,136,940.42
Note Balance @ 02/18/20	949,627,504.19

Class A-1
Note Balance @ 01/15/20	141,854,444.61
Principal Paid	32,136,940.42
Note Balance @ 02/18/20	109,717,504.19
Note Factor @ 02/18/20	46.2318828%

Class A-2a
Note Balance @ 01/15/20	309,240,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	309,240,000.00
Note Factor @ 02/18/20	100.0000000%

Class A-2b
Note Balance @ 01/15/20	65,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	65,000,000.00
Note Factor @ 02/18/20	100.0000000%

Class A-3
Note Balance @ 01/15/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	336,770,000.00
Note Factor @ 02/18/20	100.0000000%

Class A-4
Note Balance @ 01/15/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	80,300,000.00
Note Factor @ 02/18/20	100.0000000%

Class B
Note Balance @ 01/15/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	32,400,000.00
Note Factor @ 02/18/20	100.0000000%

Class C
Note Balance @ 01/15/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 02/18/20	16,200,000.00
Note Factor @ 02/18/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,655,007.40
Total Principal Paid	32,136,940.42
Total Paid	33,791,947.82

Class A-1
Coupon	1.90481%
Interest Paid	255,194.33
Principal Paid	32,136,940.42
Total Paid to A-1 Holders	32,392,134.75

Class A-2a
Coupon	1.96000%
Interest Paid	505,092.00
Principal Paid	0.00
Total Paid to A-2a Holders	505,092.00

Class A-2b
One-Month Libor	1.67625%
Coupon	1.90625%
Interest Paid	117,022.57
Principal Paid	0.00
Total Paid to A-2b Holders	117,022.57

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5363547
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.8329423
Total Distribution Amount	31.3692970

A-1 Interest Distribution Amount	1.0753174
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	135.4160645
Total A-1 Distribution Amount	136.4913819

A-2a Interest Distribution Amount	1.6333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.6333333

A-2b Interest Distribution Amount	1.8003472
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.8003472

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	152.14
Noteholders' Third Priority Principal Distributable Amount	504.09
Noteholders' Principal Distributable Amount	343.77

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/20	2,699,840.43
Investment Earnings	3,889.83
Investment Earnings Paid	(3,889.83)
Deposit/(Withdrawal)	-
Balance as of 02/18/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43